Bank credit lines and loan facilities (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company had the following debt outstanding as of June 30, 2022 and December 31, 2021:

			Principal amount
	Interest rate as of	Interest rate as of	June 30,	December 31,
(in thousands)	June 30, 2022	December 31, 2021	2022	2021	Maturity Date
Credit Facilities:
Senior Secured Term Loan	4.563%	2.750%	$4,601,213	$5,001,213	July 2028
Senior Secured Notes	2.875%	2.875%	500,000	500,000	July 2026
Total debt			5,101,213	5,501,213
Less current portion of long-term debt			(55,150)	(55,150)
Total long-term debt			5,046,063	5,446,063
Less debt issuance costs and debt discount			(55,563)	(64,901)
Total long-term debt, net			$4,990,500	$5,381,162

Schedule of Contractual Maturities of Debt
As of June 30, 2022, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2022 (remaining)	$27,575
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	4,908,188
Total	$5,101,213